Stockholders’ Equity (Details Narrative)	4 Months Ended	12 Months Ended
	Apr. 29, 2026 shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 USD ($) shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cancelled, number of options		110,000		25,000		460,000
Number of options granted		2,158,333		2,318,750		1,885,000
Exercise price | $ / shares		$ 0.18		$ 0.14		$ 0.22
Expired, number of options		1,930,400				1,988,000
Aggregate intrinsic value for options | $		$ 784,196	$ 784,196
Share-based payment arrangement, expense | $		253,775		379,247		$ 515,116
2015 Stock Option Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-based payment arrangement, expense | $		$ 253,775		$ 379,247		$ 515,116
Share-based compensation arrangement, weighted average grant | $ / shares		$ 0.22		$ 0.21		$ 0.29
2015 Stock Option Plan [Member] | Employee Stock Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Vesting per month		2.00%		2.00%		2.00%
2015 Stock Option Plan [Member] | Employee Stock Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cancelled, number of options		110,000		25,000
Number of options granted		2,158,333		2,318,750		1,885,000
Exercise price | (per share)		$ 0.18	$ 0.25	$ 0.14	$ 0.20	$ 0.22	$ 0.30
Expired, number of options		1,930,400
2015 Stock Option Plan [Member] | Employee Stock Options [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cancelled, number of options	55,000
Expired, number of options	1,795,600
2015 Stock Option Plan [Member] | Employee Stock Options [Member] | Directors and Officers [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of options granted		913,333		1,056,250		400,000
Equity Awards Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued and outstanding percentage		10.00%
Description limits of equity awards plan		The plan is subject to the following limits (in addition to the 10% fixed cap) for so long as the Shares are listed and posted for trading on the TSXV: (i) not more than two (2%) percent of the Company’s issued and outstanding Shares, inclusive of Shares issuable pursuant to all Security Based Compensation granted or issued, may be granted to any one Consultant in any 12 month period; (ii) unless the Company has obtained Disinterested Shareholder Approval, not more than five (5%) percent of the Company’s issued and outstanding Shares, inclusive of Shares issuable pursuant to all Security Based Compensation granted or issued, may be issued to any one Person in any 12 month period; (iii) Investor Relations Service Providers shall not be eligible to receive any Awards; (iv) the aggregate number of Shares issuable to Insiders at any time under this Plan, inclusive of Shares issuable pursuant to all Security Based Compensation granted or issued, unless the Company has obtained Disinterested Shareholder Approval, shall not exceed ten (10%) percent of the Company’s issued and outstanding Shares; (v) the aggregate number of Shares issuable to Insiders within any one (1) year period under this Plan, inclusive of Shares issuable pursuant to all Security Based Compensation granted or issued, unless the Company has obtained Disinterested Shareholder Approval, shall not exceed ten (10%) percent of the Company’s issued and outstanding Share.
TSXV [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares acquired pursuant								6,579,074
Percentage of issued and outstanding shares								5.00%
NCIB [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares acquired pursuant						41,500
Shares cancelled value | $						$ 11,793
NCIB One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares acquired pursuant						2,000		275,000
Shares acquired pursuant value | $						$ 517		$ 87,778
Cancelled, number of options						2,000		233,500
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares acquired pursuant		0		0		0